Homeward Opportunities Fund Trust 2022-1 ABS-15G

Exhibit 99.2 - Schedule 5

QM ATR Data
Run Date - 07/15/2022 12:34:54 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Residual Income	ATR/QM Residual Income
1340657	XXXXXXXXXX	XXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No		XXXXXXXXXX	0.00%	Not Required		US Citizen		No
1327485	XXXXXXXXXX	XXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	$15,858.75	XXXXXXXXXX	4.037%	Employed		US Citizen		No
1327487	XXXXXXXXXX	XXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX		$15,715.00	XXXXXXXXXX	3.775%	Employed		US Citizen		No
1334239	XXXXXXXXXX	XXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	$8,907.50	XXXXXXXXXX	5.225%	Employed		US Citizen		No